Other Noninterest Expense (Tables)	12 Months Ended
Dec. 31, 2011
Other Noninterest Expense [Abstract]
Components of Other Noninterest Expense

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Consulting and legal	$120	$84	$57
Other staff expense	95	55	51
Postage and delivery	81	83	84
Communications	63	64	67
Operating supplies	45	47	41
Mortgage reinsurance	28	27	115
Other expense	299	332	337
Total other noninterest expense	$731	$692	$752